RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
RIGHT-OF-USE ASSETS [abstract]
Schedule of right-of-use assets
	FPSO	Building and structures	Equipment	Pipelines	Leasehold lands	Total
Cost:
At January 1, 2020	7,365	752	864	922	877	10,780
Additions	-	209	230	-	1,224	1,663
Disposals and write-offs	(91)	(27)	(741)	(1)	-	(860)
Exchange differences	(118)	(37)	(56)	(60)	-	(271)
At December 31, 2020	7,156	897	297	861	2,101	11,312

Accumulated depreciation, depletion and amortization and impairment:
At January 1, 2020	(712)	(169)	(422)	(187)	(111)	(1,601)
Depreciation charge for the year	(706)	(207)	(275)	(39)	(31)	(1,258)
Disposals and write-offs	12	23	624	-	-	659
Exchange differences	10	-	27	12	-	49
At December 31, 2020	(1,396)	(353)	(46)	(214)	(142)	(2,151)

Net book value:
At January 1, 2020	6,653	583	442	735	766	9,179
At December 31, 2020	5,760	544	251	647	1,959	9,161

Expense relating to short-term leases	44	357	-	12	-	413

Variable lease payments not included in the measurement of lease liabilities	412	-	-	-	-	412